Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 447,811
2026	389,820
2027	305,380
2028	299,529
2029	273,642
Thereafter	786,617
Total	$ 2,502,799